Schedule of Investments (unaudited)
December 31, 2024
iShares® Future AI & Tech ETF
(Formerly iShares® Robotics and Artificial Intelligence Multisector ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.6%
CGI Inc.	169,680	$18,565,704
France — 2.6%
Capgemini SE	2,304	376,306
Dassault Systemes SE	533,130	18,448,381
		18,824,687
Israel — 2.0%
Camtek Ltd./Israel	179,012	14,558,977
Japan — 5.0%
Advantest Corp.	389,400	22,140,830
Appier Group Inc.	1,467,600	13,312,509
		35,453,339
South Korea — 0.2%
NAVER Corp.	2,013	268,594
SK Hynix Inc.	7,438	852,323
		1,120,917
Taiwan — 3.9%
Alchip Technologies Ltd.	173,000	17,236,264
Taiwan Semiconductor Manufacturing Co. Ltd.	334,000	10,855,007
		28,091,271
United States — 83.5%
Accenture PLC, Class A	59,258	20,846,372
Adobe Inc.(a)	5,995	2,665,857
Advanced Micro Devices Inc.(a)	256,044	30,927,555
Alphabet Inc., Class A	110,646	20,945,288
Amazon.com Inc.(a)	96,479	21,166,528
Amkor Technology Inc.	512,684	13,170,852
Ansys Inc.(a)	62,631	21,127,315
Arista Networks Inc.(a)	310,766	34,348,966
Autodesk Inc.(a)	70,084	20,714,728
Bentley Systems Inc., Class B	310,315	14,491,710
Broadcom Inc.	181,915	42,175,174
C3.ai Inc., Class A(a)(b)	365,827	12,595,425
Cloudflare Inc., Class A(a)	3,763	405,200
Cognizant Technology Solutions Corp., Class A	265,188	20,392,957
Constellation Energy Corp.	91,079	20,375,283
Crowdstrike Holdings Inc., Class A(a)	3,131	1,071,303
EPAM Systems Inc.(a)	66,006	15,433,523
Fortinet Inc.(a)	9,056	855,611
Intel Corp.	74,050	1,484,702
International Business Machines Corp.	93,688	20,595,433
Marvell Technology Inc.	193,515	21,373,732
Security	Shares	Value
United States (continued)
Meta Platforms Inc., Class A	28,724	$16,818,189
Micron Technology Inc.	15,269	1,285,039
Microsoft Corp.	48,529	20,454,973
MongoDB Inc., Class A(a)	65,127	15,162,217
Nvidia Corp.	239,328	32,139,357
Okta Inc.(a)	2,104	165,795
Onto Innovation Inc.(a)	90,104	15,017,634
Oracle Corp.	24,144	4,023,356
Palantir Technologies Inc., Class A(a)	297,254	22,481,320
Palo Alto Networks Inc.(a)(b)	9,298	1,691,864
PTC Inc.(a)	97,235	17,878,599
Qualcomm Inc.	16,085	2,470,978
SentinelOne Inc., Class A(a)	4,596	102,031
ServiceNow Inc.(a)	2,732	2,896,248
Snowflake Inc., Class A(a)	125,306	19,348,499
Super Micro Computer Inc.(a)(b)	870,281	26,526,165
UiPath Inc., Class A(a)	996,702	12,668,082
Vertiv Holdings Co., Class A	264,805	30,084,496
Zscaler Inc.(a)	1,309	236,157
		598,614,513
Total Long-Term Investments — 99.8% (Cost: $652,783,342)		715,229,408
Short-Term Securities
Money Market Funds — 5.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(c)(d)(e)	39,274,744	39,294,381
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(c)(d)	1,340,000	1,340,000
Total Short-Term Securities — 5.6% (Cost: $40,634,681)		40,634,381
Total Investments — 105.4% (Cost: $693,418,023)		755,863,789
Liabilities in Excess of Other Assets — (5.4)%		(39,029,491)
Net Assets — 100.0%		$716,834,298

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Future AI & Tech ETF
(Formerly iShares® Robotics and Artificial Intelligence Multisector ETF)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$55,007,989	$—	$(15,726,661)(a)	$12,003	$1,050	$39,294,381	39,274,744	$599,411 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	730,000	610,000 (a)	—	—	—	1,340,000	1,340,000	25,289	—
				$12,003	$1,050	$40,634,381		$624,700	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	3	03/21/25	$1,274	$(28,013)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$617,180,217	$98,049,191	$—	$715,229,408
Short-Term Securities
Money Market Funds	40,634,381	—	—	40,634,381
	$657,814,598	$98,049,191	$—	$755,863,789

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Future AI & Tech ETF
(Formerly iShares® Robotics and Artificial Intelligence Multisector ETF)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(28,013)	$—	$—	$(28,013)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.